Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	CAD 8,938,776	CAD 5,816,327
Accumulated depreciation	1,029,283	926,381
Net book value	7,909,493	4,889,946
Land
Property, Plant and Equipment [Line Items]
Cost	89,935	60,868
Accumulated depreciation	0	0
Net book value	89,935	60,868
Equipment and other
Property, Plant and Equipment [Line Items]
Cost	143,158	139,961
Accumulated depreciation	51,026	44,700
Net book value	92,132	95,261
Generation
Property, Plant and Equipment [Line Items]
Cost	2,988,569	2,613,267
Accumulated depreciation	494,912	419,227
Net book value	2,493,657	2,194,040
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	263,418	197,405
Accumulated depreciation	0	0
Net book value	263,418	197,405
Liberty Utilities Group
Property, Plant and Equipment [Line Items]
Cost	5,247,499	2,638,488
Accumulated depreciation	483,345	462,454
Net book value	4,764,154	2,176,034
Liberty Utilities Group | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	206,197	166,338
Accumulated depreciation	0	0
Net book value	CAD 206,197	CAD 166,338